Shareholders’ Equity (Details) - Schedule of Share-Based Compensation Expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Share-Based Compensation Expenses [Abstract]
Cost of revenues	$ 8,188
Selling expenses	39,301
General and administrative expenses	2,674,292
Research and development expenses	8,188
Total	$ 2,729,969